Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	108 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Longboard Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	(4.76%)	4.87%	6.90%
C 000149141 With Sales Load [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.12%)	(10.22%)	3.64%	6.27%
C 000149141 S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	15.00%	15.28%	14.84%
C 000149141 S G Trend Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%	1.96%	7.93%	3.47%
C 000149141 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	5.70%	(0.31%)	1.99%
Longboard Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	(4.49%)	5.15%	7.07%
C 000149143 S And P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	15.00%	15.28%	14.63%
C 000149143 S G Trend Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%	1.96%	7.93%	3.24%
C 000149143 Barclays U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	5.70%	(0.31%)	1.99%